Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Shares, Beginning of year	12,283
Shares, Granted	393
Shares, Earned/vested	(5,436)
Shares, Canceled	(139)
Shares, End of year	7,101
Average Grant Date Fair Value Per Share, Beginning of year	$ 39.76
Average Grant Date Fair Value Per Share, Granted	$ 54.84
Average Grant Date Fair Value Per Share, Earned/vested	$ 41.44
Average Grant Date Fair Value Per Share, Canceled	$ 38.76
Average Grant Date Fair Value Per Share, End of year	$ 39.38